Components of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accrued Expenses and Other Current Liabilities [Line Items]
Tuition fee payables to government agencies	$ 16,048	$ 13,084
Salary and welfare payable	5,394	4,555
Accrued expenses	3,841	3,349
Remuneration payable to lecturers	2,203	2,380
Uncertain income tax liabilities (Note 18)	163	171
Payables to employees in connection with options exercise	6	7
Other payable	2,909	2,447
Accrued expenses and other liabilities	$ 30,564	$ 25,993